Reserves - Disclosure of Long Term Investment Revaluation Reserve (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Unrealized gain (loss) on LTIs	[1]	$ (16,314)	$ 23,990
Reallocate reserve to retained earnings upon disposal of LTIs		73,578	60,814
LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		15,135	47,209
Unrealized gain (loss) on LTIs	[2]	(16,314)	23,990
Reallocate reserve to retained earnings upon disposal of LTIs	[2]	(64,407)	(56,064)
Long-term investment revaluation reserve at end of period		(65,586)	15,135
Change in Fair Value [Member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		22,103	57,062
Unrealized gain (loss) on LTIs	[2]	(14,000)	25,856
Reallocate reserve to retained earnings upon disposal of LTIs	[2]	(73,578)	(60,815)
Long-term investment revaluation reserve at end of period		(65,475)	22,103
Deferred Tax Recovery Expense [member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(6,968)	(9,853)
Unrealized gain (loss) on LTIs	[2]	(2,314)	(1,866)
Reallocate reserve to retained earnings upon disposal of LTIs	[2]	9,171	4,751
Long-term investment revaluation reserve at end of period		$ (111)	$ (6,968)

[1]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.
[2]	LTIs refers to long-term investments in common shares held.